Condensed Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Series C Preferred Stock [Member]	Series D Preferred Stock [Member]	Series E Preferred Stock [Member]	Series F Preferred Stock [Member]	Series G Preferred Stock [Member]	Series H Preferred Stock [Member]	Additional Paid-In Capital [Member]	Prepaid Preferred Share Redemption [Member]	Subscription Receivable [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2013	$ 956,723									$ 6,323,319			$ (9,281,498)	$ (2,001,456)
Balance, shares at Dec. 31, 2013	9,567,228
Issuance of shares at $0.50	$ 611,991									2,447,966				3,059,957
Issuance of shares at $0.50, shares	6,119,914
Issuance of shares at $1.00, $1.50 and $2.00	$ 303,885									2,791,833				3,095,718
Issuance of shares at $1.00, $1.50 and $2.00, shares	3,038,844
Issuance of Preferred Shares		$ 1,000								999,000				1,000,000
Issuance of Preferred Shares, shares		1,000,000
Issuance of Preferred Shares			$ 410							409,590				410,000
Issuance of Preferred Shares, shares			410,000
Issuance of Preferred Shares				$ 400						399,625				400,025
Issuance of Preferred Shares, shares				400,025
Issuance of Preferred Shares					$ 173					172,827				173,000
Issuance of Preferred Shares, shares					173,000
Issuance of Preferred Shares						$ 461				460,539				461,000
Issuance of Preferred Shares, shares						461,000
Issuance of Preferred Shares							$ 1,400			1,398,600				1,400,000
Issuance of Preferred Shares, shares							1,400,000
Conversion of Preferred Shares to Common Shares	$ 285,512		$ (410)	$ (400)	$ (173)	$ (461)				(284,068)
Conversion of Preferred Shares to Common Shares, shares	2,855,117		(410,000)	(400,025)	(173,000)	(461,000)
Preferred Dividends										(204,526)				(204,526)
Net loss													(5,401,754)	(5,401,754)
Balance at Dec. 31, 2014	$ 2,158,111	$ 1,000					$ 1,400			14,914,705			(14,683,252)	2,391,964
Balance, shares at Dec. 31, 2014	21,581,103	1,000,000					1,400,000
Issuance of shares at $1.00	$ 4,326									4,321,760				4,326,086
Issuance of shares at $1.00, shares	4,326,086
Issuance of Preferred Shares							$ 600	$ 5,670	$ 160			6,423,071		6,429,500
Issuance of Preferred Shares, shares							600,000	5,669,500	160,000
Issuance of shares at $5.00	$ 134									671,756				671,890
Issuance of shares at $5.00, shares	134,378
Conversion of Preferred Shares to Common Shares	$ 2,833						$ (2,000)	$ (5,510)	$ (160)	4,836
Conversion of Preferred Shares to Common Shares, shares	2,832,732						(2,000,000)	(5,509,500)	(160,000)
Prepaid Preferred Share Redemption												(160,000)		(160,000)
Preferred Dividends										(311,056)				(311,056)
Net loss													(5,698,198)	(5,698,198)
Balance at Dec. 31, 2015	$ 2,165,405	$ 1,000						$ 160		26,025,071		(160,000)	(20,381,450)	7,650,186
Balance, shares at Dec. 31, 2015	28,874,299	1,000,000						160,000
Issuance of shares at $1.00	$ 2,460									2,457,213				2,459,673
Issuance of shares at $1.00, shares	2,459,673
Issuance of Preferred Shares									$ 3,071	3,067,929				3,071,000
Issuance of Preferred Shares, shares									3,071,000
Issuance of shares at $5.00	$ 4									18,496				18,500
Issuance of shares at $5.00, shares	3,700
Conversion of Preferred Shares to Common Shares	$ 64,000	$ (1,000)								(63,000)
Conversion of Preferred Shares to Common Shares, shares	64,000,000	(1,000,000)
Prepaid Preferred Share Redemption								$ (160)		(159,840)	160,000
Prepaid Preferred Share Redemption, shares								(160,000)
Buyback of shares	$ (18)									(130,751)				(130,769)
Buyback of shares, shares	(17,931)
Preferred Dividends										(31,360)				(31,360)
Subscription Receivable												(2,980,450)		(2,980,450)
Net loss													(2,201,211)	(2,201,211)
Balance at Jun. 30, 2016	$ 2,231,851								$ 3,071	$ 31,183,758		$ (2,980,450)	$ (22,582,661)	$ 7,855,569
Balance, shares at Jun. 30, 2016	95,319,741								3,071,000